UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive (Loss) Income	Accumulated Retained Earnings	Total before Non-controlling Interest	Non-controlling Interests
Beginning balance at Dec. 31, 2014	$ 2,237,422	$ 93,415	$ 0	$ 1,307,087	$ 200,000	$ (6,579)	$ 641,844	$ 2,235,767	$ 1,655
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(95,399)						(103,537)	(103,537)	8,138
Dividends	(121,359)						(121,359)	(121,359)
Exercise of share options	23	8		15				23
Grant of share options	4,891			4,891				4,891
Forfeiture of share options	(1,735)			(1,735)				(1,735)
Cancellation of share options	787			787				787
Transfer of additional paid-in capital	1,578			6,003		(4,425)		1,578
Other comprehensive income (loss)	(3,977)					(3,977)		(3,977)
Ending balance at Sep. 30, 2015	2,022,231	93,423	0	1,317,048	200,000	(14,981)	416,948	2,012,438	9,793
Beginning balance at Dec. 31, 2015	1,916,179	93,547	(12,269)	1,317,806	200,000	(12,592)	308,874	1,895,366	20,813
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(176,380)						(195,155)	(195,155)	18,775
Dividends	(13,883)						(13,883)	(13,883)
Grant of share options	4,555			4,555				4,555
Forfeiture of share options	(892)			(892)				(892)
Other comprehensive income (loss)	2,606					2,606		2,606
Treasury shares	(8,214)		(8,214)					(8,214)
Ending balance at Sep. 30, 2016	$ 1,723,971	$ 93,547	$ (20,483)	$ 1,321,469	$ 200,000	$ (9,986)	$ 99,836	$ 1,684,383	$ 39,588

[1]	Contributed Surplus is 'capital' that can be returned to shareholders without the need to reduce share capital, thereby giving Golar greater flexibility when it comes to declaring dividends.